Document And Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Document And Entity Information [Abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Entity Registrant Name	CIMATRON LTD
Entity Central Index Key	0001008595
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding		9,299,992
Entity Public Float